OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
	December 31,
	2017	2016

Government authorities	517	583
Employees	30	35
Prepaid expenses	1,715	1,677
Others	603	209

	2,865	2,504